SALES (Tables)	6 Months Ended
Jun. 30, 2026
Cost Of Sales Abstract
Schedule of Cost of Sales

Disaggregated sales by types for the six months ended June 30, 2026 and 2025 consisted of the following:

	2026	2025
Inverters	$6,724,245	$4,965,023
Chargers	76,618	125,250
Gasoline generators	4,903,020	2,993,419
Power bank	178,301	577,863
Other products	287,816	83,314
Total	$12,170,000	$8,744,869